Revenue From Contract With Customers	6 Months Ended
Dec. 31, 2023
Revenue From Contract With Customers [Abstract]
Revenue from contract with customers
2	Revenue from contract with customers

The group derives revenue from the transfer of hyperimmune products at a point in time in the following major product lines and geographical regions:

	Travelan		Protectyn
Consolidated entity	Australia	United States	Canada	Australia	Other	Total
31 December 2023	$	$	$	$	$	$

Segment revenue	1,853,048	481,920	-	20,612	-	2,355,580
Revenue from external customers	1,853,048	481,920	-	20,612	-	2,355,580

	Travelan		Protectyn
Consolidated entity	Australia	United States	Canada	Australia	Other	Total
31 December 2022	$	$	$	$	$	$

Segment revenue	260,205	295,410	1,201	26,830	-	583,646
Revenue from external customers	260,205	295,410	1,201	26,830	-	583,646